Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2026	Jul. 31, 2025	Dec. 19, 2024
FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Account Value	$ 104,894	$ 102,744	$ 100,000
FTSE 1-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 1-Month Treasury Bill Index
Account Value	$ 262,079	256,743	250,000
Wisdom Short Duration Income ETF
Account Value [Line Items]
Account Value	106,852	103,672	100,000
Wisdom Short Term Government Fund
Account Value [Line Items]
Account Value	$ 261,985	$ 256,432	$ 250,000